Annual Total Returns [BarChart] - Great-West S and P Small Cap 600 Index Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	0.36%
2012	15.78%
2013	40.59%
2014	5.20%
2015	(2.54%)
2016	25.74%
2017	12.75%
2018	(8.99%)
2019	22.29%
2020	10.93%